Related Party Transactions and Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party [Member]
Related Party Transactions and Balances [Line Items]
Due from related parties	$ 424,121	$ 40,549
Due to related parties	212,100	170,855
Mr. Xia [Member]
Related Party Transactions and Balances [Line Items]
Revenue			$ 181,408
Rental Expenses	35,732		$ 143,832
Jian Huixin Human Resources Co., Ltd [Member]
Related Party Transactions and Balances [Line Items]
Revenue	$ 36,913